Taxation - Summary of Income Tax Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Statutory income tax rate of the PRC	25.00%	25.00%	25.00%
Tax rate difference from preferential tax treatments and statutory rate in other jurisdictions	(29.60%)	(0.10%)	(16.50%)
Effect of withholding taxes			(0.30%)
Permanent differences	25.40%	(33.40%)	26.60%
Change in valuation allowances	(21.20%)	8.70%	(35.20%)
Effective income tax rate	(0.40%)	0.20%	(0.40%)